Inventories - Schedule of Inventories (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Classes of current inventories [abstract]
Parts and maintenance materials	R$ 288,824	R$ 206,729
Catering and uniforms	5,768	9,351
Inventory provision	(33,727)	(15,935)
Inventories	R$ 260,865	R$ 200,145	R$ 150,393